Changes to the Composition of the Group	6 Months Ended
Jun. 30, 2024
Disclosure of composition of group [abstract]
Changes to the composition of the Group	E.2 Changes to the composition of the Group Since the last annual reporting, Koolbardi Pte Ltd, a wholly owned subsidiary, was incorporated in Singapore on 21 February 2024.